Finance cost and income	6 Months Ended
Jun. 30, 2020
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Finance cost and income
8.
Finance cost and income
The finance costs included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Interest expense	(2 002)	(2 110)
Capitalization of borrowing costs	5	12
Net interest on net defined benefit liabilities	(41)	(48)
Accretion expense	(291)	(287)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(219)	(106)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	—	(54)
Tax on financial transactions	(48)	(33)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	(1 724)	—
Other financial costs, including bank fees	(77)	(82)

	(4 397)	(2 708)

Exceptional finance cost	(1 438)	(46)

Finance costs	(5 835)	(2 754)

Finance income included in the income statement is as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Interest income	98	152
Hyperinflation monetary adjustments	30	48
Market-to-market gains on derivatives related to the hedging of share-based payment programs	—	1 124
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	61	—
Other financial income	4	15

	193	1 339

Exceptional finance income	50	1 247

Finance income	243	2 586

Net finance costs, excluding exceptional items, were 4 202 m US dollar for the six month period ended 30 June 2020 compared to 1 369m US dollar for the six month period ended 30 June 2019. The increase was predominantly due to a mark-to-market
loss of 1 724m US dollar in the
six-month
period ended 30 June 2020, compared to a gain of 1 124m US dollar in the six-month
period ended 30 June 2019, resulting

in
a swing of 2 848m US dollar.
Borrowing costs capitalized relate to the capitalization of interest expenses directly attributable to the acquisition and construction of qualifying assets mainly in China. Interest is capitalized at a borrowing rate ranging from 3% to 4%.
In the
six-month
period ended 30 June 2020, accretion expense includes interest on lease liabilities of 54m US dollar (30 June 2019: 55m US dollar).
Interest expenses is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 22
Risks arising from financial instruments
.
Exceptional finance cost for the
six-month
period ended 30 June 2020 includes (1 438)m US dollar resulting from mark-to-market
adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo and the restricted shares issued in connection with the combination with SAB (30 June 2019: 1 098m US dollar gain).
Exceptional finance cost for the
six-month
period ended 30 June 2019 includes (46)m US dollar foreign exchange translation losses on intragroup loans that were historically reported in equity and were recycled to profit and loss account, upon the reimbursement of these loans and cost related to incremental accruals of deferred considerations on prior year acquisitions.
Exceptional finance income for the
six-month
period ended 30 June 2020 includes 50m US dollar gain related to remeasurement of deferred considerations on prior year acquisitions. Exceptional finance income for the six-month
period ended 30 June 2019 includes 1 098m US dollar
mark-to-market
gain and 149m US dollar gain resulting from the early termination of certain bonds.
No interest income was recognized on impaired financial assets.